OTHER ASSETS - Additional information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OTHER ASSETS
Impairment loss on contract assets	$ 17.1	$ 20.5	$ 19.7
Amortization of contract costs	$ 73.3	$ 65.9	$ 63.6